Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	€ 1,862.9	€ 1,861.0
Intangibles	2,083.1	2,087.2
Total Property Plant and Equipment incl. ROU	422.4	348.8
Property, plant and equipment	350.0	348.8
Other non-current assets	1.9	2.6
Derivative financial instruments	17.5	35.7
Deferred tax assets	96.4	68.7
Total non-current assets	4,484.2	4,404.0
Current assets
Cash and cash equivalents	826.1	327.6
Inventories	323.2	342.5
Trade and other receivables	206.7	173.9
Indemnification assets recognised as of acquisition date	35.4	79.4
Short-term deposits, not classified as cash equivalents	25.0	0.0
Derivative financial instruments	3.9	13.4
Total current assets	1,420.3	936.8
Assets	5,904.5	5,340.8
Current liabilities
Trade and other payables	525.2	571.6
Current tax payable	217.2	201.2
Provisions	40.9	44.3
Loans and borrowings	27.7	21.4
Derivative financial instruments	12.1	1.5
Total current liabilities	823.1	840.0
Non-current liabilities
Loans and borrowings	1,847.6	1,742.9
Employee benefits	237.5	200.6
Other non-current liabilities	2.7	1.3
Provisions	5.9	69.4
Derivative financial instruments	32.8	35.4
Deferred tax liabilities	398.2	392.1
Total non-current liabilities	2,524.7	2,441.7
Total liabilities	3,347.8	3,281.7
Net assets	2,556.7	2,059.1
Equity
Share capital and capital reserve	2,095.4	1,748.5
Share-based compensation reserve	22.6	9.4
Founder Preferred Shares Dividend Reserve	370.1	372.6
Translation reserve	94.8	88.8
Cash flow hedging reserve	(13.2)	8.5
Accumulated deficit reserve	(11.8)	(167.9)
Total equity	2,557.9	2,059.9
Non-controlling interests	(1.2)	(0.8)
Equity	€ 2,556.7	€ 2,059.1